Portfolio of investments—September 30, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.14%
Other: 0.14%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (200 Shares) 1.41% 144A	$ 2,000,000	$ 2,000,000
Total Closed end municipal bond fund obligations (Cost $2,000,000)		2,000,000

	Interest rate	Maturity date
Municipal obligations: 98.42%
Alabama: 1.01%
Education revenue: 0.23%
Auburn AL Refunding Bond Series A	4.00%	6-1-2033	1,000,000	1,000,329
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2033	595,000	573,625
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2035	865,000	814,184
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2037	920,000	851,169
				3,239,307
Utilities revenue: 0.78%
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B	4.00	12-1-2051	1,000,000	927,561
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	2.57	6-1-2049	10,000,000	9,843,307
				10,770,868
				14,010,175
Alaska: 0.28%
Miscellaneous revenue: 0.28%
Matanuska-Susitna Borough AK Goode Creek Correctional Project	4.00	9-1-2030	3,870,000	3,909,174
Arizona: 1.47%
Education revenue: 0.44%
Arizona Board of Regents University of Arizona System Series A	5.00	6-1-2037	2,645,000	2,806,022
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2034	335,000	298,293
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	240,000	211,402
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	345,000	303,890
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	220,000	192,093
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	315,000	275,042
Arizona IDA Education Facility Revenue Bonds Series 2021A	5.00	7-1-2033	315,000	314,103
Pima County AZ Community College District Series 2019	5.00	7-1-2034	500,000	532,730
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pima County AZ Community College District Series 2019	5.00%	7-1-2035	$ 600,000	$ 638,156
Pima County AZ Community College District Series 2019	5.00	7-1-2036	500,000	531,148
				6,102,879
GO revenue: 0.04%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	609,133
Health revenue: 0.05%
Tempe AZ IDA Refunding Bonds Friendship Village of Tempe Project Series 2021A	4.00	12-1-2028	370,000	344,063
Tempe AZ IDA Refunding Bonds Friendship Village of Tempe Project Series 2021A	4.00	12-1-2029	385,000	351,610
				695,673
Miscellaneous revenue: 0.58%
Arizona State Certificate of Participation	5.00	9-1-2027	600,000	626,995
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2024	190,000	195,226
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	7,243,639
				8,065,860
Tax revenue: 0.36%
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2027	450,000	461,992
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2028	700,000	718,296
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2034	3,680,000	3,759,278
				4,939,566
				20,413,111
Arkansas: 0.17%
Miscellaneous revenue: 0.17%
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2033	500,000	507,930
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,002,483
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2036	850,000	838,295
				2,348,708
California: 5.06%
Airport revenue: 0.53%
Sacramento CA Airport System Senior Bond Series A	5.00	7-1-2026	1,315,000	1,390,799
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	639,962
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	525,036
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,047,021
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2026	750,000	793,232
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2027	1,750,000	1,874,635
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2028	1,000,000	1,084,251
				7,354,936
Education revenue: 0.10%
California CDA Series A	6.90	8-1-2031	1,450,000	1,453,207
See accompanying notes to portfolio of investments

2  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.65%
California Refunding Bond Various Purposes	5.00%	8-1-2030	$ 1,575,000	$ 1,674,540
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,198,794
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,672,167
Los Angeles CA Unified School District Los Angeles County Series RYQ	4.00	7-1-2037	2,000,000	1,946,956
Monterey County CA Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,582,840
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	3,591,437
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,882,997
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,687,820
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,779,764
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,828,358
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2026	4,620,000	4,041,518
				22,887,191
Health revenue: 0.16%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,041,306
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,225,334
				2,266,640
Housing revenue: 0.71%
California CDA MFHR Refunding Bonds 2021 Series A (Landesbank Hessen-Thüringen LOC) ø	2.52	3-1-2057	8,000,000	8,000,000
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	956,616	909,942
Tender Option Bond Trust Receipts/Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	2.71	10-1-2036	995,000	995,000
				9,904,942
Miscellaneous revenue: 0.38%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,571,535
Foothill de Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	518,152
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	549,788
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2027	500,000	525,863
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,054,376
				5,219,714
Transportation revenue: 0.71%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	3.71	4-1-2036	9,810,000	9,897,569
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.82%
California Community Choice Financing Authority Clean Energy Project Green Bond Series B-1	4.00%	2-1-2052	$ 1,500,000	$ 1,433,799
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,035,000	2,406,942
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	3,548,318
Sacramento CA Municipal Utility District Series B	5.00	8-15-2030	1,075,000	1,092,974
Vernon CA Electric System Series A	5.00	8-1-2026	600,000	614,672
Vernon CA Electric System Series A	5.00	8-1-2031	1,160,000	1,195,240
Victorville California Electric Revenue Series A	5.00	5-1-2033	500,000	517,180
Victorville California Electric Revenue Series A	5.00	5-1-2034	500,000	512,498
				11,321,623
				70,305,822
Colorado: 1.18%
GO revenue: 0.46%
Adams 12 Five Star Schools	5.00	12-15-2028	3,800,000	4,039,761
Mesa County CO Valley School District #51 Grand Junction	5.50	12-1-2035	2,175,000	2,349,087
				6,388,848
Health revenue: 0.03%
University of Colorado Hospital Authority Refunding Revenue Bonds Series 2018 C (TD Bank NA SPA) ø	2.45	11-15-2039	500,000	500,000
Miscellaneous revenue: 0.47%
Colorado Certificate of Participation Series A	4.00	12-15-2036	1,500,000	1,415,031
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	5,000,000	5,092,847
				6,507,878
Tax revenue: 0.18%
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	7-15-2028	885,000	907,103
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2029	600,000	615,608
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2030	1,000,000	1,026,868
				2,549,579
Water & sewer revenue: 0.04%
Central Weld County CO Water District Revenue Bond (AGM Insured)	4.00	12-1-2033	500,000	507,366
				16,453,671
Connecticut: 1.42%
Education revenue: 0.49%
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2029	480,000	476,894
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2030	870,000	859,789
Connecticut Higher Education Supplemental Loan Authority Loan Program Series D	3.00	11-15-2035	1,000,000	984,659
University of Connecticut Series A	5.00	3-15-2032	4,355,000	4,526,335
				6,847,677
See accompanying notes to portfolio of investments

4  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.59%
Bridgeport CT Series A	5.00%	6-1-2031	$ 1,855,000	$ 2,004,822
Connecticut Series B	4.00	6-1-2034	750,000	734,381
Connecticut Series F	5.00	11-15-2032	300,000	312,950
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2029	500,000	530,857
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,264,610
Hamden CT Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,096,481
Hamden CT Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,266,452
				8,210,553
Health revenue: 0.19%
Connecticut HEFA Revenue Bonds Stamford Hospital Issue Series M	4.00	7-1-2038	2,000,000	1,750,591
Connecticut HEFAR Stamford Hospital Issue Series M	4.00	7-1-2035	1,000,000	901,521
				2,652,112
Tax revenue: 0.15%
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	4.00	9-1-2036	1,000,000	953,090
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,042,731
				1,995,821
				19,706,163
Delaware: 0.15%
Education revenue: 0.15%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,063,268
District of Columbia: 1.68%
GO revenue: 0.52%
District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,066,146
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,654,670
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,528,250
				7,249,066
Miscellaneous revenue: 0.45%
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2025	3,520,000	3,529,985
District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,633,961
				6,163,946
Tax revenue: 0.22%
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series A	4.00	10-1-2034	750,000	728,349
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2033	720,000	710,467
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2034	650,000	631,236
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2035	1,000,000	943,299
				3,013,351
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.32%
Washington Metropolitan Airport Authority Dulles Toll Road Series B	5.00%	10-1-2034	$ 1,250,000	$ 1,274,655
Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,184,020
				4,458,675
Water & sewer revenue: 0.17%
District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00	10-1-2037	2,260,000	2,390,944
				23,275,982
Florida: 6.57%
Airport revenue: 0.86%
Hillsborough FL Aviation Authority Tampa International Airport Customer Facility Series A	5.00	10-1-2044	8,335,000	8,358,488
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,152,441
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2035	1,600,000	1,492,865
				12,003,794
Health revenue: 0.84%
Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	4,598,532
Highlands County FL Health Facilities Authority Adventist Health System Series A-2 ø	2.48	11-15-2037	3,000,000	3,000,000
Jacksonville FL HCFR Series E ø	2.48	8-1-2036	1,910,000	1,910,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2031	500,000	514,048
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2033	1,645,000	1,682,425
				11,705,005
Miscellaneous revenue: 2.36%
Boynton Beach FL PFA Capital Improvement Series 2018	4.00	7-1-2030	2,090,000	2,154,154
Boynton Beach FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	3,742,910
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,600,470
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,196,952
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	6,806,005
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,593,393
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,060,610
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,126,844
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	4,760,896
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	631,845
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,112,078
				32,786,157
Tax revenue: 0.54%
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	700,000
See accompanying notes to portfolio of investments

6  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Polk County FL School District	5.00%	10-1-2033	$ 2,915,000	$ 3,135,415
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	3,650,491
				7,485,906
Transportation revenue: 0.31%
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,279,475
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	2.54	7-1-2035	1,050,000	1,050,000
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2034	375,000	377,871
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2035	400,000	402,185
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2036	600,000	602,153
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2037	525,000	525,363
				4,237,047
Utilities revenue: 0.12%
Fort Pierce FL Utilities Authority Refunding Bond Series A (AGM Insured)	5.00	10-1-2035	500,000	535,983
Fort Pierce FL Utilities Authority Refunding Bond Series A (AGM Insured)	5.00	10-1-2037	1,040,000	1,108,166
				1,644,149
Water & sewer revenue: 1.54%
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2031	500,000	541,687
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2032	950,000	1,026,400
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2035	1,290,000	1,384,733
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2036	880,000	940,543
Tohopekaliga Water Authority Florida Utility System Series 2020 144A	5.00	10-1-2025	12,000,000	12,617,315
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	435,217
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	219,916
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	871,903
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	976,891
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	812,404
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,612,310
				21,439,319
				91,301,377
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  7

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 1.42%
Health revenue: 0.10%
Brookhaven GA Development Authority Children's Healthcare Series A	5.00%	7-1-2035	$ 1,300,000	$ 1,372,365
Industrial development revenue: 0.03%
George L. Smith II Georgia World Congress Center Authority Convention Center Series 2021A	4.00	1-1-2036	500,000	433,492
Utilities revenue: 1.29%
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	1.50	1-1-2040	3,000,000	2,768,402
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	5,845,654
Dalton GA Utilities Bond	4.00	3-1-2033	1,100,000	1,039,649
Dalton GA Utilities Bond	4.00	3-1-2034	1,200,000	1,122,290
Georgia Municipal Electric Authority General Resolution Project Series A	4.00	1-1-2036	1,500,000	1,358,489
Georgia Municipal Electric Authority Project One Series A	5.00	1-1-2035	925,000	942,646
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2032	525,000	544,228
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	953,518
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2035	600,000	613,068
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	2,676,237
				17,864,181
				19,670,038
Guam: 0.30%
Airport revenue: 0.03%
Guam International Airport Authority	5.00	10-1-2023	400,000	403,319
Tax revenue: 0.09%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	1,500,000	1,210,370
Water & sewer revenue: 0.18%
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,538,269
				4,151,958
Hawaii: 0.08%
Airport revenue: 0.08%
Hawaii Harbor System Series C	4.00	7-1-2036	500,000	487,487
Hawaii Harbor System Series C	4.00	7-1-2037	600,000	580,250
				1,067,737
Illinois: 15.27%
Airport revenue: 1.57%
Chicago IL Midway Airport Second Lien Refunding Bond Series B	4.00	1-1-2035	2,860,000	2,656,626
See accompanying notes to portfolio of investments

8  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13%	1-1-2030	$ 2,610,000	$ 2,618,609
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,345,136
Chicago IL O'Hare International Airport Senior Lien Series A	4.00	1-1-2038	1,000,000	914,505
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,025,000	8,247,183
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2036	1,530,000	1,590,529
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,391,407
				21,763,995
Education revenue: 0.93%
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	474,924
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2031	400,000	431,301
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	737,307
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	2,500,000	2,510,956
Illinois Finance Authority Refunding Bond Bradley University Project Series A	4.00	8-1-2035	805,000	706,424
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2034	440,000	376,687
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	1,025,000	866,589
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2033	2,000,000	2,215,897
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	704,613
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,024,389
Southern Illinois University Refunding Bond Housing And Auxiliary Facilities System (BAM Insured)	4.00	4-1-2029	400,000	397,783
Southern Illinois University Refunding Bond Housing And Auxiliary Facilities System (BAM Insured)	4.00	4-1-2030	525,000	518,789
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	4.00	4-1-2030	2,000,000	1,996,095
				12,961,754
GO revenue: 2.86%
Bolingbrook, Will & DuPage Counties IL Refunding Bond Series A (AGM Insured)	5.00	1-1-2023	85,000	85,370
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2025	3,380,000	2,932,607
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,475,324
Chicago IL Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,045,065
Cook County IL Community College District #508	5.25	12-1-2025	1,665,000	1,681,748
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,306,149
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,260,602
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,016,189
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,214,783
Cook County IL Series A	5.00	11-15-2029	1,000,000	1,049,821
Cook County IL Series A	5.00	11-15-2034	1,300,000	1,340,210
Cook County IL Series B	5.00	11-15-2023	600,000	610,467
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL Series C	5.00%	11-15-2024	$ 2,175,000	$ 2,179,652
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,455,240
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	5,000,000	5,079,524
Illinois Series A	5.00	3-1-2033	1,000,000	1,009,674
Madison IL Bond and Montgomery Counties Obligation School Bonds Series 2022 B (AGM Insured)	5.50	2-1-2033	600,000	657,561
Madison IL Bond and Montgomery Counties Obligation School Bonds Series 2022 B (AGM Insured)	5.50	2-1-2038	1,635,000	1,752,117
Sangamon County IL Limited Tax (BAM Insured)	4.00	12-15-2036	450,000	440,419
Sangamon County IL Limited Tax (BAM Insured)	4.00	12-15-2040	300,000	279,488
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	4.00	12-1-2037	700,000	686,672
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2034	400,000	429,279
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2035	450,000	482,142
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2036	500,000	534,911
Stephenson County IL School District #145 Prerefunded Series 2018A (AGM Insured)	5.00	2-1-2033	285,000	308,061
Stephenson County IL School District #145 Unrefunded Series 2018A (AGM Insured)	5.00	2-1-2033	1,265,000	1,363,633
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,042,974
				39,719,682
Health revenue: 0.24%
Illinois Finance Authority Ann & Robert H. Laurie Children's Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,022,489
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,045,916
Illinois Finance Authority Health Services Facility Lease Bond	5.00	10-1-2032	520,000	527,017
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	806,397
				3,401,819
Housing revenue: 0.25%
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2033	1,000,000	937,141
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2036	1,650,000	1,509,039
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2031	900,000	960,344
				3,406,524
Miscellaneous revenue: 0.35%
Illinois Finance Authority Refunding Bonds Field Museum of Natural History (U.S. SOFR +1.20%) ±	3.29	11-1-2034	1,500,000	1,483,510
Illinois Series 2013	5.50	7-1-2026	2,300,000	2,322,900
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2024	1,000,000	1,037,232
				4,843,642
Tax revenue: 6.53%
Chicago IL Sales Tax Securitization Bond Series A	5.00	1-1-2029	1,000,000	1,055,939
See accompanying notes to portfolio of investments

10  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Chicago IL Sales Tax Securitization Bond Series C	5.00%	1-1-2027	$ 4,370,000	$ 4,563,908
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	4,875,884
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds Series 2014	5.25	12-1-2049	3,000,000	3,059,319
Cook County IL Sales Tax Bond Series 2017	5.00	11-15-2033	4,000,000	4,179,968
Cook County IL Sales Tax Bond Series 2018	5.25	11-15-2035	2,000,000	2,108,147
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2036	1,160,000	1,205,274
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2037	1,625,000	1,686,320
Illinois Regional Transportation Authority (NPFGC Insured)	6.50	7-1-2026	8,615,000	9,226,381
Illinois Sales Tax Build Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,052,511
Illinois Sports Facilities Authority State Tax Supported Refunding Bond	5.00	6-15-2028	1,000,000	1,005,522
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,557,968
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,099,763
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,065,884
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	33,200,000	23,820,193
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	12,800,000	8,695,790
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	10,000,000	7,363,294
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,650,000	2,082,565
				90,704,630
Transportation revenue: 0.20%
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2037	1,250,000	1,313,615
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2038	1,355,000	1,414,736
				2,728,351
Water & sewer revenue: 2.34%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2023	1,515,000	1,516,690
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2025	620,000	621,594
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2026	2,000,000	2,005,132
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2028	3,000,000	3,007,780
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	1,490,000	1,493,905
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2033	1,000,000	1,003,189
Chicago IL Refunding Bond Second Lien Project (AGM Insured)	5.25	11-1-2033	2,000,000	2,125,566
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,865,000	2,900,774
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2028	3,500,000	3,502,214
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2029	4,700,000	4,702,577
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,004,432
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,002,536
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,000,590
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25	7-1-2035	3,000,000	3,277,426
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2029	525,000	527,050
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2030	600,000	601,884
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00%	1-1-2031	$ 625,000	$ 624,734
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2033	500,000	494,549
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2036	570,000	554,524
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2037	525,000	507,224
				32,474,370
				212,004,767
Indiana: 1.56%
Airport revenue: 0.08%
Indianapolis IN Local Public Improvement Bond Bank Series I	5.00	1-1-2033	1,120,000	1,191,122
Industrial development revenue: 0.18%
Indiana Finance Authority PCR Bonds Series 2010B	2.50	11-1-2030	2,925,000	2,473,051
Miscellaneous revenue: 0.98%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,625,000	1,752,916
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,097,629
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	802,060
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,055,342
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	775,676
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,451,095
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,055,342
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,630,503
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,110,683
North West Hendricks IN Multi-School Building Corporation Ad Valorem Property Tax Mortgage Bond	4.00	7-15-2031	900,000	921,255
				13,652,501
Utilities revenue: 0.07%
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project Series 2012A	4.25	11-1-2030	1,000,000	958,748
Water & sewer revenue: 0.25%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,382,770
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,063,490
				3,446,260
				21,721,682
See accompanying notes to portfolio of investments

12  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 0.39%
GO revenue: 0.17%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00%	6-1-2027	$ 2,310,000	$ 2,436,422
Utilities revenue: 0.22%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	3,000,000	3,045,761
				5,482,183
Kansas: 0.26%
Miscellaneous revenue: 0.19%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,672,583
Tax revenue: 0.07%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	3,195,000	881,098
				3,553,681
Kentucky: 0.18%
Education revenue: 0.11%
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2030	170,000	169,877
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2031	260,000	256,711
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2032	230,000	222,176
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2033	180,000	170,405
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2035	460,000	415,009
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2036	235,000	207,745
				1,441,923
Transportation revenue: 0.07%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,014,025
				2,455,948
Louisiana: 2.62%
Airport revenue: 0.21%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2035	2,000,000	2,079,880
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	776,550
				2,856,430
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  13

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.39%
Louisiana PFA Loyola University Project CAB ¤	0.00%	10-1-2027	$ 3,380,000	$ 3,138,326
Louisiana PFA Loyola University Project CAB ¤	0.00	10-1-2028	2,500,000	2,308,601
				5,446,927
Miscellaneous revenue: 1.19%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,572,829
Louisiana PFA Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	900,000
Louisiana PFA Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	540,000
Louisiana PFA Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	450,000
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,093,941
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	2,836,010
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,526,150
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	2,830,758
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	2,836,010
				16,585,698
Tax revenue: 0.15%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,059,145
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,054,457
				2,113,602
Transportation revenue: 0.23%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,043,492
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,042,899
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,041,714
				3,128,105
Water & sewer revenue: 0.45%
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2030	500,000	517,494
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2031	600,000	618,274
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2032	655,000	670,252
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,023,986
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2035	400,000	393,911
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2036	325,000	314,807
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2037	335,000	316,652
New Orleans LA Sewerage Service Series B	5.00	6-1-2032	1,000,000	1,064,270
New Orleans LA Sewerage Service Series B	5.00	6-1-2033	695,000	736,739
New Orleans LA Sewerage Service Series B	5.00	6-1-2034	600,000	633,642
				6,290,027
				36,420,789
See accompanying notes to portfolio of investments

14  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maine: 0.59%
Education revenue: 0.38%
Maine Health and HEFAR University of New England Series A	5.00%	7-1-2029	$ 1,015,000	$ 1,061,360
Maine Health and HEFAR University of New England Series A	5.00	7-1-2030	1,200,000	1,252,623
Maine Health and HEFAR University of New England Series A	5.00	7-1-2032	1,415,000	1,464,312
Maine Health and HEFAR University of New England Series A	5.00	7-1-2033	1,485,000	1,532,686
				5,310,981
Health revenue: 0.21%
Maine Health and HEFAR Series A	4.00	7-1-2036	800,000	746,904
Maine Health and HEFAR Series A	4.00	7-1-2037	1,150,000	1,065,088
Maine Health and HEFAR Series A	5.00	7-1-2035	1,000,000	1,035,142
				2,847,134
				8,158,115
Maryland: 0.75%
Education revenue: 0.31%
Maryland Economic Development Corporation Student Housing Salisbury University Project	5.00	6-1-2027	500,000	500,040
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2035	470,000	424,032
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2037	450,000	398,440
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2039	500,000	434,410
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,533,556
				4,290,478
Health revenue: 0.20%
Tender Option Bond Trust Receipts/Certificates Series 2021-XG0335 (Bank of America NA LOC, Bank of America NA LIQ) 144Aø	2.49	7-1-2051	2,845,000	2,845,000
Miscellaneous revenue: 0.10%
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,385,771
Tax revenue: 0.10%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	480,000	458,961
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	907,774
				1,366,735
Water & sewer revenue: 0.04%
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2035	500,000	536,170
				10,424,154
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  15

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.59%
Education revenue: 0.19%
Massachusetts State Development Finance Agency Revenue Bonds Northeastern University Issue Series 2022	5.00%	10-1-2038	$ 2,500,000	$ 2,635,394
GO revenue: 0.32%
Massachusetts Series B	5.00	7-1-2035	1,500,000	1,595,910
Massachusetts Series B	5.00	7-1-2036	2,700,000	2,861,188
				4,457,098
Health revenue: 0.08%
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2033	525,000	544,239
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2034	500,000	514,728
				1,058,967
				8,151,459
Michigan: 3.03%
Airport revenue: 0.11%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	835,943
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	622,282
				1,458,225
Education revenue: 0.45%
Flint MI International Academy Public School	5.38	10-1-2022	505,000	505,000
Flint MI International Academy Public School	5.50	10-1-2027	1,985,000	1,954,696
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,396,984
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	613,823
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,023,038
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	767,278
				6,260,819
GO revenue: 0.41%
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,100,958
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,091,724
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,565,413
				5,758,095
Health revenue: 0.29%
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	400,856
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	801,711
Michigan Finance Authority Trinity Health Credit Group Series MI-2	4.00	12-1-2035	3,000,000	2,828,207
				4,030,774
See accompanying notes to portfolio of investments

16  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.21%
Michigan Finance Authority Local Government Loan Program Series F	4.00%	10-1-2024	$ 3,000,000	$ 2,969,696
Water & sewer revenue: 1.56%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	3,539,711
Michigan Finance Authority Local Government Loan Program Series D (NPFGC Insured)	5.00	7-1-2025	1,000,000	1,026,138
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	12,254,442
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	2,797,145
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,032,264
				21,649,700
				42,127,309
Minnesota: 0.07%
GO revenue: 0.07%
Hennepin County MN Series 2018B (TD Bank NA SPA) ø	2.50	12-1-2038	1,000,000	1,000,000
Mississippi: 1.11%
Health revenue: 0.22%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2037	1,000,000	1,007,602
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2038	1,000,000	1,005,467
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2039	1,000,000	1,000,873
				3,013,942
Miscellaneous revenue: 0.60%
Mississippi Development Bank Special Obligation Bonds Series 2012A Jackson Water & Sewer System Project (AGM Insured)	5.00	9-1-2030	8,375,000	8,383,398
Water & sewer revenue: 0.29%
Mississippi Development Bank Special Obligation Bonds Series 2013 Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,175,985
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	545,718
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	452,166
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	779,597
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,039,463
				3,992,929
				15,390,269
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  17

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.52%
Education revenue: 0.18%
Missouri HEFA Webster University Project	5.00%	4-1-2027	$ 2,450,000	$ 2,528,663
Health revenue: 0.15%
Missouri HEFAR Barnes-Jewish Christian Health System Series C	5.00	5-1-2052	2,000,000	2,118,376
Miscellaneous revenue: 0.19%
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,530,464
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,019,757
				2,550,221
				7,197,260
Nebraska: 0.22%
Health revenue: 0.08%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,086,334
Utilities revenue: 0.14%
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,018,395
				3,104,729
Nevada: 0.97%
GO revenue: 0.96%
Clark County NV Refunding Bond	5.00	6-1-2030	3,955,000	4,204,250
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	5,313,219
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	1,738,651
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,028,276
				13,284,396
Miscellaneous revenue: 0.01%
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	200,386
				13,484,782
New Hampshire: 0.18%
Housing revenue: 0.18%
New Hampshire HFA	4.80	7-1-2028	285,000	289,207
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,404,753	2,228,289
				2,517,496
New Jersey: 2.76%
Airport revenue: 0.32%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,183,770
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,254,159
				4,437,929
See accompanying notes to portfolio of investments

18  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.35%
Trenton City NJ (BAM Insured)	5.00%	12-1-2024	$ 1,775,000	$ 1,834,332
Trenton City NJ (BAM Insured)	5.00	12-1-2025	1,860,000	1,948,529
Trenton City NJ (BAM Insured)	5.00	12-1-2026	1,000,000	1,046,164
				4,829,025
Miscellaneous revenue: 0.51%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	445,000	399,934
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	5.00	7-1-2033	2,500,000	2,536,282
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,063,033
North Hudson NJ Sewerage Authority Gross Revenue Senior Lien Lease Certificates Series 2021 (AGM Insured)	5.00	6-1-2038	1,000,000	1,083,087
				7,082,336
Tax revenue: 0.94%
New Jersey EDA Motor Vehicle Surcharge Unrefunded Bonds Series A (NPFGC Insured)	5.25	7-1-2026	2,320,000	2,435,612
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,421,352
New Jersey TTFA Transportation System Series AA	5.00	6-15-2036	2,000,000	2,021,207
New Jersey TTFA Transportation System Series AA	5.00	6-15-2038	3,250,000	3,250,498
				13,128,669
Transportation revenue: 0.64%
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	2,000,000	1,366,355
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00	12-15-2026	3,500,000	2,938,015
New Jersey TTFA Transportation System Series A	5.00	12-15-2036	2,000,000	2,015,293
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	2,500,000	2,537,159
				8,856,822
				38,334,781
New Mexico: 1.28%
GO revenue: 0.18%
Albuquerque NM Municipal School District #12 Bernalillo & Sandoval Counties	5.00	8-1-2026	1,205,000	1,278,075
Albuquerque NM Municipal School District #12 Bernalillo & Sandoval Counties	5.00	8-1-2034	1,150,000	1,229,081
				2,507,156
Industrial development revenue: 0.16%
Farmington NM PCR	1.80	4-1-2029	2,540,000	2,142,107
Miscellaneous revenue: 0.75%
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2028	9,265,000	9,450,661
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,018,476
				10,469,137
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  19

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.19%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ)	5.00%	11-1-2039	$ 2,570,000	$ 2,642,039
				17,760,439
New York: 11.83%
Airport revenue: 0.16%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport Project Series 2020C	5.00	12-1-2035	1,000,000	1,008,728
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F. Kennedy International Airport Project Series 2020C	5.00	12-1-2029	1,160,000	1,192,614
				2,201,342
Education revenue: 1.38%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	342,058
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	5,500,000	4,238,391
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.53	2-1-2040	2,725,000	2,585,127
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	2,784,410
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,780,244
Hempstead NY Local Development Corporation The Academy Charter School Project Series B	5.57	2-1-2041	4,140,000	3,925,723
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	648,455
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	925,317
Westchester County NY Local Development Pace University Series B	2.97	5-1-2044	1,910,000	1,910,000
				19,139,725
GO revenue: 1.12%
Hempstead NY Public Improvement Series A	4.00	6-15-2028	5,000,000	5,135,594
New York Fiscal Subordinate Bond Series 2017A-6 (JPMorgan Chase & Company SPA) ø	2.80	8-1-2044	480,000	480,000
New York NY Series B	5.00	12-1-2032	2,000,000	2,086,459
New York NY Series C	5.00	8-1-2031	5,000,000	5,140,827
New York NY Subordinated Series D1	5.25	5-1-2040	1,500,000	1,617,293
Yonkers NY Series C (AGM Insured)	5.00	3-15-2035	1,000,000	1,070,780
				15,530,953
Health revenue: 0.29%
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Manufacturers & Traders LOC) ø	2.53	7-1-2048	4,000,000	4,000,000
Housing revenue: 0.16%
East Rochester NY Housing Authority Home Good Shepherd Project Series A (Citizens Bank LOC) ø	2.62	12-1-2036	2,260,000	2,260,000
See accompanying notes to portfolio of investments

20  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.06%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80%	9-15-2069	$ 1,000,000	$ 820,531
Miscellaneous revenue: 0.35%
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,175,227
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,530,000	2,697,556
				4,872,783
Tax revenue: 4.22%
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	8,270,397
New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,196,503
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,155,774
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	4,649,290
New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	15,852,519
New York Metropolitan Transportation Authority Dedicated Tax Fund Refunding Bond Series 2016A	5.25	11-15-2034	2,000,000	2,123,388
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,145,000	1,175,655
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,185,985
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,040,530
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	3,898,338
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2032	5,000,000	5,203,276
New York Urban Development Corporation Personal Income Tax Series C	4.00	3-15-2037	3,000,000	2,823,482
				58,575,137
Transportation revenue: 3.65%
New York Metropolitan Transportation Authority Refunding Bond Series B	5.00	11-15-2033	2,175,000	2,171,458
New York Metropolitan Transportation Authority Refunding Bond Series D	5.00	11-15-2028	2,450,000	2,454,389
New York Metropolitan Transportation Authority Refunding Bond Series D	5.00	11-15-2031	3,415,000	3,466,437
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C1	5.25	11-15-2031	11,540,000	11,798,377
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series D1	5.00	11-15-2030	2,010,000	2,045,357
New York Metropolitan Transportation Authority Refunding Green Bonds and Climate Bond	5.00	11-15-2027	12,640,000	13,018,385
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	2,000,000	2,042,937
New York Metropolitan Transportation Authority Revenue Bonds Series 2012 F	5.00	11-15-2030	445,000	445,900
New York Metropolitan Transportation Authority Revenue Bonds Series 2012 F	5.00	11-15-2030	3,565,000	3,572,212
Triborough Bridge & Tunnel Authority New York Revenues Refunding Bond Series C	5.00	11-15-2034	4,165,000	4,412,012
Triborough Bridge & Tunnel Authority New York Revenues Refunding Bond Series C	5.00	11-15-2035	5,015,000	5,276,864
				50,704,328
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  21

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.44%
New York NY Municipal Water Finance Authority Series GG	5.00%	6-15-2029	$ 1,295,000	$ 1,353,065
New York NY Municipal Water Finance Authority Series HH	5.00	6-15-2037	4,000,000	4,114,654
Western Nassau NY Water Authority Series A	5.00	4-1-2027	385,000	400,113
Western Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	311,267
				6,179,099
				164,283,898
North Carolina: 0.20%
Miscellaneous revenue: 0.20%
North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,558,847
Tender Option Bond Trust Receipts/Certificates Series 2021-XG0331 (Deutsche Bank LIQ) 144Aø	2.52	6-1-2048	146,500	146,500
				2,705,347
Ohio: 1.92%
Education revenue: 0.42%
Northeast Ohio Medical University General Receipts Bonds Series 2022 (BAM Insured)	5.00	12-1-2032	315,000	336,304
Northeast Ohio Medical University General Receipts Bonds Series 2022 (BAM Insured)	5.00	12-1-2033	890,000	937,092
Northeast Ohio Medical University General Receipts Bonds Series 2022 (BAM Insured)	5.00	12-1-2036	1,025,000	1,052,636
Northeast Ohio Medical University General Receipts Bonds Series 2022 (BAM Insured)	5.00	12-1-2038	1,070,000	1,088,995
Northeast Ohio Medical University General Receipts Bonds Series 2022 (BAM Insured)	5.00	12-1-2040	1,260,000	1,272,209
Ohio HEFAR Xavier University Project	5.00	5-1-2029	1,080,000	1,155,296
				5,842,532
Health revenue: 0.18%
Hamilton OH Hospital Facilities UC Health	5.00	9-15-2035	1,100,000	1,121,677
Ohio State Hospital Revenue Bonds Series 2013 B ø	2.79	1-15-2033	1,405,000	1,405,000
				2,526,677
Miscellaneous revenue: 0.38%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,176,159
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2025	500,000	524,716
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2026	600,000	628,558
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2028	1,250,000	1,307,205
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	625,000	621,373
				5,258,011
Tax revenue: 0.19%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	2,687,470
See accompanying notes to portfolio of investments

22  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.14%
Buckeye Tobacco Settlement Financing Authority Refunding Bond	4.00%	6-1-2038	$ 2,100,000	$ 1,905,453
Transportation revenue: 0.07%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,006,937
Utilities revenue: 0.46%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	666,247
Hamilton OH Electric System Improvement & Refunding Bond (BAM Insured)	4.00	10-1-2034	710,000	710,421
Hamilton OH Electric System Improvement & Refunding Bond (BAM Insured)	4.00	10-1-2035	1,000,000	995,518
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00	8-1-2049	3,000,000	3,061,247
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	1,000,000	915,551
				6,348,984
Water & sewer revenue: 0.08%
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,063,906
				26,639,970
Oklahoma: 2.86%
Education revenue: 0.05%
Oklahoma Agricultural and Mechanical Colleges Refunding Bond Series A	4.00	9-1-2036	750,000	718,013
Miscellaneous revenue: 2.49%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,179,540
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,119,920
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,296,815
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,054,233
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,058,991
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,357,743
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	746,511
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	426,378
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	266,363
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	717,064
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,705,641
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,299,593
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  23

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00%	9-1-2027	$ 1,240,000	$ 1,310,158
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,042,454
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,296,804
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,015,732
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	521,227
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,206,637
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2029	3,000,000	2,993,105
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2032	3,000,000	2,896,539
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	540,157
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	559,071
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	588,279
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2032	450,000	445,092
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2033	800,000	770,166
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2034	625,000	594,595
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2035	810,000	761,160
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2036	1,000,000	929,122
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	919,096
				34,618,186
Tax revenue: 0.30%
Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,569,291
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,195,654
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,324,917
				4,089,862
Water & sewer revenue: 0.02%
McGee Creek Oklahoma Authority (NPFGC Insured)	6.00	1-1-2023	250,000	251,273
				39,677,334
Oregon: 0.49%
Airport revenue: 0.16%
Portland International Airport Refunding Bond Series 26A	4.00	7-1-2037	565,000	523,225
Portland International Airport Refunding Bond Series 26A	5.00	7-1-2033	400,000	427,379
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2033	530,000	566,277
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2037	705,000	738,563
				2,255,444
See accompanying notes to portfolio of investments

24  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.11%
Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00%	6-15-2035	$ 1,500,000	$ 1,574,000
Health revenue: 0.22%
Oregon Facilities Authority Asante Project Series A	5.00	8-15-2037	1,400,000	1,425,394
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,557,575
				2,982,969
				6,812,413
Pennsylvania: 11.25%
Airport revenue: 0.06%
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2028	315,000	333,729
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2031	450,000	472,389
				806,118
Education revenue: 1.01%
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,494,704
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,066,022
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	902,982
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	670,310
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,041,159
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,298,548
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,311,791
Pennsylvania Public School Building Authority Community College of Philadelphia Project Series A	5.00	6-15-2025	2,265,000	2,338,722
Philadelphia PA IDA	6.13	6-15-2023	200,000	203,309
Philadelphia PA IDA	7.00	5-1-2026	610,000	610,888
Philadelphia PA Public School Building Authority (BAM Insured)	5.00	6-15-2026	2,000,000	2,073,424
				14,011,859
GO revenue: 4.23%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,534,459
Allegheny County PA Series 72	5.25	12-1-2033	4,045,000	4,141,685
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,174,448
Norristown PA Area School District Montgomery County Series 2018 (BAM Insured)	5.00	9-1-2035	2,035,000	2,140,248
Philadelphia PA Refunding Bond Series A	5.00	8-1-2024	1,000,000	1,027,309
Philadelphia PA Refunding Bond Series A	5.00	7-15-2026	3,000,000	3,065,881
Philadelphia PA Refunding Bond Series A	5.25	7-15-2028	2,590,000	2,654,929
Philadelphia PA Refunding Bond Series A	5.25	7-15-2029	4,410,000	4,520,556
Philadelphia PA Refunding Bond Series A	5.25	7-15-2032	4,380,000	4,489,804
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,256,730
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,239,989
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,291,261
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,038,029
Philadelphia PA School District Series A	5.00	9-1-2032	2,300,000	2,398,052
Philadelphia PA School District Series C	5.00	9-1-2033	6,180,000	6,419,264
Philadelphia PA Series A	5.00	8-1-2027	1,685,000	1,786,823
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  25

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Philadelphia PA Series A	5.00%	8-1-2033	$ 2,020,000	$ 2,121,374
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,033,405
Reading Berks PA Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,056,395
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,080,820
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,802,533
Scranton Lackawanna County PA School District Bond Series A (BAM Insured)	5.00	6-1-2037	500,000	531,304
				58,805,298
Health revenue: 1.29%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	4.00	7-15-2037	2,000,000	1,845,821
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	155,000	161,102
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2031	3,750,000	3,904,132
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series B (NPFGC Insured)	6.00	7-1-2025	2,605,000	2,773,740
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	170,000	176,522
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	445,000	462,071
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	725,000	741,447
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	155,000	160,946
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	390,000	404,961
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	825,000	842,826
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	150,000	155,754
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	365,000	379,002
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	710,000	723,814
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	906,497
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2031	1,000,000	1,046,175
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2034	1,650,000	1,704,264
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2035	1,450,000	1,493,861
				17,882,935
Miscellaneous revenue: 2.07%
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	2,000,000	2,043,444
Pennsylvania Certificate of Participation (AGM Insured)	5.00	11-1-2023	1,900,000	1,935,080
Pennsylvania Certificate of Participation (AGM Insured)	5.00	11-1-2024	1,660,000	1,718,896
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	435,000	466,792
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	480,000	513,862
See accompanying notes to portfolio of investments

26  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00%	7-1-2030	$ 375,000	$ 401,616
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,990,000	2,091,898
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2028	480,000	511,380
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2028	3,020,000	3,169,492
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2033	920,000	980,145
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2033	3,505,000	3,596,869
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	351,724
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	667,105
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	371,806
Pennsylvania Public School Building Authority School District of Philadelphia Project Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,156,707
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	3,844,717
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	1,896,925
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	768,958
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	821,993
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	513,290
				28,822,699
Resource recovery revenue: 0.42%
Lancaster County PA Solid Waste Management Authority Series A	5.25	12-15-2028	5,665,000	5,798,125
Tax revenue: 0.16%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2033	700,000	720,764
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2034	750,000	768,747
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2035	750,000	766,435
				2,255,946
Tobacco revenue: 0.38%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	2,613,791
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	2,632,876
				5,246,667
Transportation revenue: 1.06%
Pennsylvania Turnpike Commission Refunding Bond	5.00	6-1-2027	1,000,000	1,068,340
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  27

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00%	12-1-2030	$ 4,220,000	$ 4,739,247
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	5,230,884
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,479,855
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,229,484
				14,747,810
Water & sewer revenue: 0.57%
Pennsylvania Capital Region Water System Series of 2017	5.00	7-15-2030	1,180,000	1,270,867
Pennsylvania Capital Region Water System Series of 2018	5.00	7-15-2030	1,500,000	1,628,456
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,651,102
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	1,869,337
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2031	670,000	731,495
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2033	675,000	731,078
				7,882,335
				156,259,792
South Carolina: 0.66%
Education revenue: 0.44%
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	723,871
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	1,944,434
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,220,490
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	7.00	11-1-2033	1,090,000	1,170,038
				6,058,833
Health revenue: 0.02%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	2.85	5-1-2048	275,000	275,000
Miscellaneous revenue: 0.20%
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,041,808
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,724,768
				2,766,576
				9,100,409
Tennessee: 1.09%
Housing revenue: 0.13%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	754,245
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2028	1,000,000	1,001,095
				1,755,340
See accompanying notes to portfolio of investments

28  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.96%
Tennessee Energy Acquisition Corporation Gas Project Series 2018	4.00%	11-1-2049	$11,000,000	$ 10,890,552
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	2,500,000	2,495,615
				13,386,167
				15,141,507
Texas: 7.15%
Airport revenue: 0.82%
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2034	2,500,000	2,414,218
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2033	3,010,000	3,160,715
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2034	3,500,000	3,655,460
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2035	2,000,000	2,085,186
				11,315,579
Education revenue: 0.76%
Tender Option Bond Trust Receipts/Certificates Series 2021 MS0002 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ) 144Aø	2.76	6-15-2056	6,000,000	6,000,000
University of Houston Series B	5.25	7-1-2026	4,225,000	4,517,665
				10,517,665
GO revenue: 2.76%
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,521,076
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,033,669
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,311,574
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,039,642
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,349,131
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,037,849
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,175,601
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,040,355
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2023	720,000	724,010
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,031,780
Eagle Pass TX Certificate of Participation (AGM Insured)	4.00	3-1-2037	695,000	671,019
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,063,762
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,096,641
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,217,964
Flower Mound, Denton & Tarrant Counties Refunding Bond	4.00	3-1-2026	755,000	768,159
Fort Bend County TX Municipal District Utility # 182 Unlimited Tax Road Bonds Series 2022 (BAM Insured)	5.25	9-1-2030	1,185,000	1,276,798
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,164,906
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	4,371,559
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,067,427
Plano TX GO Bonds Series 2017	5.00	9-1-2030	2,155,000	2,297,414
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	4,271,545
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  29

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00%	8-15-2037	$ 2,000,000	$ 2,073,183
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2030	710,000	713,215
				38,318,279
Housing revenue: 0.14%
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1109 (Deutsche Bank LIQ) 144Aø	2.71	7-1-2061	2,000,000	2,000,000
Miscellaneous revenue: 0.46%
Austin TX Community College District Public Facility Corporation Series 2018C	5.00	8-1-2026	565,000	599,263
Austin TX Community College District Public Facility Corporation Series 2018C	5.00	8-1-2029	400,000	428,532
Austin TX Community College District Public Facility Corporation Series 2018C	5.00	8-1-2030	500,000	534,634
Lower Colorado River TX Authority Refunding Bond	5.50	5-15-2031	2,500,000	2,526,906
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,043,481
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,303,522
				6,436,338
Tax revenue: 0.60%
Houston TX Old Spanish Trail Almeda Corridors RDA (BAM Insured)	4.00	9-1-2031	1,540,000	1,566,779
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2027	1,880,000	1,886,364
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2029	2,390,000	2,397,102
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2030	1,500,000	1,504,202
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2031	1,000,000	1,002,655
				8,357,102
Transportation revenue: 0.55%
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,594,109
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Series 2019A	5.00	12-31-2035	3,000,000	2,988,261
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Series 2019A	5.00	12-31-2036	3,015,000	2,988,802
				7,571,172
Utilities revenue: 0.63%
Austin TX Refunding Bond (NPFGC Insured)	5.25	5-15-2025	895,000	920,947
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,283,126
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,558,075
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,592,713
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,040,766
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	392,534
				8,788,161
Water & sewer revenue: 0.43%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	697,641
See accompanying notes to portfolio of investments

30  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
North Harris County TX Regional Water Authority Senior Lien (BAM Insured)	5.00%	12-15-2029	$ 1,215,000	$ 1,217,257
Tarrant TX Water Project Refunding Bond	4.00	2-1-2027	1,000,000	1,018,814
Texas Water Development Board State Implementation Series A	4.00	10-15-2032	3,000,000	3,049,520
				5,983,232
				99,287,528
Utah: 0.30%
Education revenue: 0.06%
Utah Charter School Finance Authority Refunding Bond 144A	4.50	6-15-2027	885,000	857,980
Miscellaneous revenue: 0.24%
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,052,463
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,625,184
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	672,284
				3,349,931
				4,207,911
Virginia: 0.13%
Tax revenue: 0.13%
Greater Richmond Virginia Convention Center	5.00	6-15-2025	1,000,000	1,042,734
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	81,262
Marquis VA CDA CCAB Series 2015 144A	7.50	9-1-2045	386,000	171,968
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	561,974
				1,857,938
Washington: 5.33%
Education revenue: 0.07%
Washington EDFA	5.00	6-1-2028	1,000,000	1,024,808
GO revenue: 2.15%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2026	775,000	819,487
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,676,058
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	6,921,969
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	2,997,889
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	7,248,574
Washington Various Purposes Bond Series C	5.00	2-1-2034	5,800,000	6,052,149
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,213,793
				29,929,919
Health revenue: 0.35%
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,351,225
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  31

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Washington HCFR Fred Hutchinson Cancer Research Center	5.00%	1-1-2027	$ 1,050,000	$ 1,097,238
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,410,735
				4,859,198
Housing revenue: 1.00%
King County WA Housing Authority Refunding Bond	4.00	6-1-2026	560,000	565,769
King County WA Housing Authority Refunding Bond	4.00	12-1-2026	430,000	434,858
King County WA Housing Authority Refunding Bond	4.00	6-1-2027	590,000	594,714
King County WA Housing Authority Refunding Bond	4.00	12-1-2027	400,000	403,390
King County WA Housing Authority Refunding Bond	4.00	6-1-2028	360,000	363,222
King County WA Housing Authority Refunding Bond	4.00	12-1-2028	375,000	378,513
King County WA Housing Authority Refunding Bond	4.00	12-1-2029	960,000	969,216
King County WA Housing Authority Refunding Bond	4.00	12-1-2030	575,000	574,993
King County WA Housing Authority Refunding Bond	4.00	12-1-2031	450,000	447,662
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2032	1,955,000	2,050,230
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,615,579
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	678,550
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	4,805,657
				13,882,353
Miscellaneous revenue: 0.76%
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	1,671,018
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,028,077
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	2,822,818
				10,521,913
Resource recovery revenue: 0.36%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,186,151
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	653,276
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,529,001
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,599,888
				4,968,316
Utilities revenue: 0.64%
Chelan County WA Public Utility District #1 Refunding Bond Series A	4.00	7-1-2038	2,805,000	2,631,159
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,227,772
				8,858,931
				74,045,438
West Virginia: 0.88%
GO revenue: 0.30%
West Virginia Road Bond Series B	5.00	12-1-2036	4,000,000	4,247,781
See accompanying notes to portfolio of investments

32  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Health revenue: 0.10%
West Virginia Hospital Finance Authority West Virginia University Health System Series A		5.00%	6-1-2031	$ 375,000	$ 385,396
West Virginia Hospital Finance Authority West Virginia University Health System Series A		5.00	6-1-2032	980,000	1,002,561
					1,387,957
Miscellaneous revenue: 0.48%
West Virginia EDA Excess Lottery Series A		5.00	7-1-2038	2,980,000	3,158,546
West Virginia School Building Authority Capital Improvement Bond Series A		5.00	7-1-2027	1,595,000	1,667,183
West Virginia School Building Authority Capital Improvement Bond Series A		5.00	7-1-2029	1,755,000	1,825,996
					6,651,725
					12,287,463
Wisconsin: 1.19%
Education revenue: 0.32%
Wisconsin PFA KU Campus Development Corporation Central District Development Project		5.00	3-1-2032	4,315,000	4,471,824
Health revenue: 0.47%
Wisconsin HEFA Series 2053 ø		2.88	2-15-2053	1,500,000	1,500,000
Wisconsin HEFA Series A		4.00	11-15-2039	2,250,000	2,074,603
Wisconsin PFA Revenue Providence St. Joseph Health Obligated Group Series C		4.00	10-1-2041	3,000,000	2,974,143
					6,548,746
Housing revenue: 0.21%
Wisconsin Housing & EDA Series A (FHLB SPA) ø		2.50	4-1-2046	2,820,000	2,820,000
Miscellaneous revenue: 0.08%
Milwaukee WI RDA Public Schools		5.00	11-15-2029	420,000	443,388
Milwaukee WI RDA Public Schools		5.00	11-15-2030	635,000	669,116
					1,112,504
Tax revenue: 0.11%
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00	12-15-2034	1,250,000	706,598
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00	12-15-2035	1,600,000	854,579
					1,561,177
					16,514,251
Total Municipal obligations (Cost $1,421,398,785)					1,366,788,226
Total investments in securities (Cost $1,423,398,785)	98.56%				1,368,788,226
Other assets and liabilities, net	1.44				20,008,241
Total net assets	100.00%				$1,388,796,467

See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  33

Portfolio of investments—September 30, 2022 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

34  |  Allspring Intermediate Tax/AMT-Free Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$2,000,000	$0	$2,000,000
Municipal obligations	0	1,366,788,226	0	1,366,788,226
Total assets	$0	$1,368,788,226	$0	$1,368,788,226
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

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